Provisions, income tax liabilities and other liabilities - Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	63.10%	84.90%	84.40%
Other securities	36.90%	15.10%	15.60%
Total	100.00%	100.00%	100.00%
Cash and cash equivalents
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	0.80%	0.80%	0.70%
Equity instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	19.30%	22.30%	21.70%
Bonds and similar instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	35.80%	54.30%	52.40%
Real estate
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	2.90%	3.40%	4.00%
Derivatives
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	(0.20%)	0.00%	0.10%
Commodities
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	1.10%	0.90%	0.90%
Other
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	3.40%	3.20%	4.60%
Hedge funds
Disclosure of fair value of plan assets [line items]
Other securities	0.00%	0.00%	0.00%
Insurance policies
Disclosure of fair value of plan assets [line items]
Other securities	36.90%	15.10%	15.60%